COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 5 - COMMITMENTS AND CONTINGENCIES

Litigation

From time to time the Company may be named in claims arising in the ordinary course of business. Currently, no legal proceedings, governmental actions, administrative actions, investigations or claims are pending against the Company or involve the Company that, in the opinion of the Company’s management, could reasonably be expected to have a material adverse effect on the Company’s business and financial condition.

Operating Leases

The Company has leases related to the main office, warehouse space, research and development lab, engineering office, and sales office, all located in Reno, Nevada. The leases require annual escalating monthly payments ranging from $118 to $361. On February 2, 2022, the Company entered into a 124-month lease agreement in Reno, Nevada. The lease calls for monthly base rent of $230, $23 of fixed operating expense costs, and estimated monthly property taxes of $21. The monthly base rent and fixed operating expense costs are subject to escalation of 3% and 2.4%, respectively, on an annual basis. A certificate of substantial completion has been issued and the lease commencement date was March 25, 2024. The monthly rent under the lease will begin July 24, 2024.

The following table presents the breakout of the operating leases as of:

	March 31, 2024	December 31, 2023
Operating lease right-of-use assets	$23,988	$3,315
Short-term operating lease liabilities	1,682	1,288
Long-term operating lease liabilities	22,763	2,234
Total operating lease liabilities	$24,445	$3,522
Weighted average remaining lease term	9.29 years	2.6 years
Weighted average discount rate	7.75%	5.2%

Assumptions used in determining our incremental borrowing rate include the Company’s implied credit rating and an estimate of secured borrowing rates based on comparable market data.

At March 31, 2024, the future minimum lease payments under these operating leases are as follows:

Fiscal Years Ending
December 31, 2024(1)	$2,460
December 31, 2025	4,267
December 31, 2026	3,810
December 31, 2027	3,004
December 31, 2028	3,094
Thereafter	19,070
Total lease payments	35,705
Less imputed interest	11,260
Total operating lease liabilities	$24,445

(1)	Represents scheduled payments for the remaining nine-month period ending December 31, 2024.

		For The Three Months Ended March 31,
Lease cost	Classification	2024	2023
Operating lease cost	Cost of goods sold	$350	$347
Operating lease cost	Research and development	23	22
Operating lease cost	General and administration	270	12
Operating lease cost	Selling and marketing	12	12
Total lease cost		$655	$393

All lease costs included in the schedule above are fixed.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 5 – Commitments and Contingencies (continued)

Financing Leases

The Company entered into finance lease agreements for equipment to support the Company’s operations. Payments under the finance lease agreements are fixed for a term of 3-5 years. The leased assets are recognized in property plant & equipment.

The following table presents the breakout of the financing leases as of:

	March 31, 2024	December 31, 2023
Finance lease right-of-use assets	$99	$106
Short-term finance lease liabilities	37	36
Long-term finance lease liabilities	56	66
Total finance lease liabilities	$93	$102
Weighted average remaining lease term	2.5 years	2.7 years
Weighted average discount rate	5.2%	5.2%

Assumptions used in determining our incremental borrowing rate include our implied credit rating and an estimate of secured borrowing rates based on comparable market data.

At March 31, 2024, the future minimum lease payments under these operating leases are as follows:

Fiscal Years Ending
December 31, 2024(1)	$31
December 31, 2025	41
December 31, 2026	24
December 31, 2027	4
Total lease payments	100
Less imputed interest	7
Total operating lease liabilities	$93

(1)	Represents scheduled payments for the remaining nine-month period ending December 31, 2024.

Other Contingencies

See Note 7 for further discussion regarding contingent consideration arising from the April 2022 Asset Purchase agreement with Thomason Jones Company, LLC.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 6 - COMMITMENTS AND CONTINGENCIES

Litigation

From time to time the Company may be named in claims arising in the ordinary course of business. Currently, no legal proceedings, governmental actions, administrative actions, investigations or claims are pending against the Company or involve the Company that, in the opinion of the Company’s management, could reasonably be expected to have a material adverse effect on the Company’s business and financial condition.

Operating Leases

The Company has leases related to the main office, warehouse space, research and development lab, engineering office, and sales office, all located in Reno, Nevada. The leases require annual escalating monthly payments ranging from $111 to $128. On February 2, 2022, the Company entered into a 124-month lease agreement in Reno, Nevada. The lease calls for monthly base rent of $230, $23 of fixed operating expense costs, and estimated monthly property taxes of $21. The monthly base rent and fixed operating expense costs are subject to escalation of 3% and 2.4%, respectively, on an annual basis. As of December 31, 2023, the lease has not commenced as the Company does not have control over the asset. Subsequent to year end the building has passed inspections and a certificate of substantial completion has been issued. The monthly rent under the lease will begin July 24, 2024.

The following table presents the breakout of the operating leases as of:

	December 31, 2023	December 31, 2022
Operating lease right-of-use assets	$3,315	$4,513
Short-term operating lease liabilities	1,288	1,188
Long-term operating lease liabilities	2,234	3,541
Total operating lease liabilities	$3,522	$4,729
Weighted average remaining lease term	2.6 years	3.6 years
Weighted average discount rate	5.2%	5.2%

Assumptions used in determining our incremental borrowing rate include our implied credit rating and an estimate of secured borrowing rates based on comparable market data.

At December 31, 2023, the future minimum lease payments under these operating leases are as follows:

Fiscal Years Ending
December 31, 2024	$1,435
December 31, 2025	1,435
December 31, 2026	893
Total lease payments	3,763
Less imputed interest	241
Total operating lease liabilities	$3,522

		For The Years Ended December 31,
Lease cost	Classification	2023	2022
Operating lease cost	Cost of goods sold	$1,393	$1,476
Operating lease cost	Research and development	90	95
Operating lease cost	General and administration	47	50
Operating lease cost	Selling and marketing	47	49
Total lease cost		$1,577	$1,670

All lease costs included in the schedule above are fixed.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 6 - Commitments and Contingencies (continued)

Financing Leases

During the years ended December 31, 2023 and 2022, the Company entered into a finance lease agreement for equipment to support the Company’s operations. Payments under the finance lease agreement are fixed for a term of 3-5 years. The leased assets are recognized in property plant & equipment.

The following table presents the breakout of the financing leases as of:

	December 31, 2023	December 31, 2022
Finance lease right-of-use assets	$106	$45
Short-term finance lease liabilities	36	10
Long-term finance lease liabilities	66	35
Total finance lease liabilities	$102	$45
Weighted average remaining lease term	2.7 years	4.2 years
Weighted average discount rate	5.2%	5.2%

Assumptions used in determining our incremental borrowing rate include our implied credit rating and an estimate of secured borrowing rates based on comparable market data.

At December 31, 2023, the future minimum lease payments under these financing leases are as follows:

Fiscal Years Ending
December 31, 2024	$41
December 31, 2025	41
December 31, 2026	24
December 31, 2027	4
Total lease payments	110
Less imputed interest	8
Total financing lease liabilities	$102

Other Contingencies

See Note 8 for further discussion regarding contingent consideration arising from the April 2022 Asset Purchase agreement with Thomason Jones Company, LLC.

See Note 3 for further discussion regarding the earnout related to the reverse capitalization transaction.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)